Intangible Assets Not Subject to Amortization (Detail) (Non amortizable intangible assets)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Indefinite-lived Intangible Assets [Line Items]
In-process research and development	$ 0	0	12,285,000
Translation difference	0	0	(943,380)
Net book value of intangible assets not subject to amortization	$ 0	0	11,341,620